Supplemental Cash Flow Information - Schedule of Non-Cash Investing Activities (Details) - CAD ($) $ in Thousands	9 Months Ended
	Sep. 30, 2026	Sep. 30, 2025
Schedule of Non-Cash Investing Activities [Abstract]
Satellites, property and other equipment	$ 75,175	$ 87,936
Disposal of a subsidiary		$ (1,232)